Share capital	3 Months Ended
Mar. 31, 2026
Share capital [Abstract]
Share capital
11.	Share capital
Number of outstanding shares
At December 31, 2025	62,029,395
Share option exercises(1)	23,111
At March 31, 2026	62,052,506
(1) See Note 13